FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Changes in gross carrying amount of debt securities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	$ 25,674,195
Ending Balance	37,570,270	$ 25,674,195
Stage 3
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	1,031,773
Ending Balance	1,318,452	1,031,773
Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	25,092,666
Ending Balance	36,524,575	25,092,666
Fair value through OCI and amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	12,996,259
Ending Balance	13,489,294	12,996,259
Fair value through OCI and amortized cost | Debt instruments | Stage 1
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	12,760,342
Ending Balance	12,998,652	12,760,342
Fair value through OCI and amortized cost | Debt instruments | Stage 2
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	205,133
Ending Balance	454,065	205,133
Fair value through OCI and amortized cost | Debt instruments | Stage 3
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	30,784
Ending Balance	36,577	30,784
Cost | Stage 3
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	1,783,801
Ending Balance	2,161,759	1,783,801
Cost | Fair value through OCI and amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	12,996,259	16,314,035
Sales and maturities	(8,099,895)	(9,792,950)
Purchases	8,105,387	7,701,763
Valuation and payments	(120,774)	17,650
Foreign exchange	608,317	(1,244,239)
Ending Balance	13,489,294	12,996,259
Cost | Fair value through OCI and amortized cost | Debt instruments | Stage 1
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	12,760,342	15,973,144
Transfers from stage 1 to stage 3		(30,784)
Transfers from stage 1 to stage 2	(294,440)
Transfers from stage 2 to stage 1	12,678	6,627
Sales and maturities	(7,928,390)	(9,792,950)
Purchases	7,975,932	7,701,763
Valuation and payments	(125,564)	84,609
Foreign exchange	598,094	(1,182,067)
Ending Balance	12,998,652	12,760,342
Cost | Fair value through OCI and amortized cost | Debt instruments | Stage 2
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	205,133	340,891
Transfers from stage 1 to stage 2	294,440
Transfers from stage 2 to stage 1	(12,678)	(6,627)
Sales and maturities	(171,505)
Purchases	129,455
Valuation and payments	3,806	(66,959)
Foreign exchange	5,414	(62,172)
Ending Balance	454,065	205,133
Cost | Fair value through OCI and amortized cost | Debt instruments | Stage 3
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	30,784	0
Transfers from stage 1 to stage 3		30,784
Valuation and payments	984
Foreign exchange	4,809
Ending Balance	$ 36,577	$ 30,784